Income Taxes - Significant Components of the Provisions for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal	$ 269,330	$ 438,244	$ 399,677
Foreign	53,442	31,125	30,145
State and local	39,320	61,402	60,319
Total current	362,092	530,771	490,141
Deferred:
Federal	(474,889)	(56,891)	13,505
Foreign	(42,292)	(2,121)	(10,752)
State and local	(88,954)	(9,229)	2,223
Total deferred	(606,135)	(68,241)	4,976
Total (credits) provisions for income taxes	$ (244,043)	$ 462,530	$ 495,117